Shareholder Report, Average Annual Return (Details) 191990_Carillon Chartwell Short Duration High Yield Fund_Class R-6_TSR Annual {Class R-6}	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R-6 (without sales charge)
Average Annual Return, Percent	7.10%	7.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	7.09%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent	7.22%	7.54%
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	6.97%	6.87%